Securities at amortised cost (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets at amortised cost	[1]	€ 47,276
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets at amortised cost		€ 47,276
Held-to-maturity investments [member]
Disclosure of financial assets [line items]
Financial assets at amortised cost			€ 9,343

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.